CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (2,344)	$ 23,046	$ 15,560
Other comprehensive income (loss):
Change in foreign currency translation adjustment	(360)	(1,150)	118
Cash flow hedges:
Change in net unrealized gains (losses)	1,797	(2,260)	2,331
Amounts reclassified into net income (loss)	(895)	1,373	(1,772)
Net change	902	(887)	559
Other comprehensive income (loss), net	542	(2,037)	677
Total of comprehensive income (loss)	$ (1,802)	$ 21,009	$ 16,237